                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                              New York, NY 10281-1008

July 26, 2007

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

                  Re:      Oppenheimer Tremont Opportunity Fund LLC
                           1933 Act File No. 333-124253/1940 Act File No. 811-10541
                           EDGAR Filing of Post Effective Amendment

To the Securities and Exchange Commission:

         An  electronic  ("EDGAR")  filing is hereby made under the  Securities  Act of 1933, as amended (the "1933
Act") and the  Investment  Company  Act of 1940,  as amended  (the  "1940  Act") on behalf of  Oppenheimer  Tremont
Opportunity Fund LLC (the "Fund"). This filing is subject to completion and includes  Post-Effective  Amendment No.
3 to the Fund's 1933 Act  Registration  Statement  on Form N-2 and  Amendment  No. 19 to its 1940 Act  Registration
Statement.  It is proposed this filing will become  effective  pursuant to Section 8(c) on July 27, 2007.  The Fund is offered on a continuous  basis.  The Fund is not an interval  fund, but rather  provides  liquidity to investors through  periodic fund  repurchases  under Section  13e-1 of the  Securities  Exchange Act of 1934 pursuant to Rule
13e-4 thereunder.

         A preliminary version of the Fund's  registration  statement was filed on May 24, 2007, and staff comments were delivered to the  undersigned in a telephone  conversation  on July 18, 2007.  Responses to these comments are being filed via EDGAR under separate cover.

         This filing contains the Fund's audited financial  statements at fiscal year-end March 31, 2007,  together with a signed consent from the Fund's Independent Registered Public Accounting Firm.

                                                     Sincerely,

                                                     /s/  Mitchell Lindauer
                                                     ------------------------------------------
                                                     Mitchell Lindauer
                                                     Vice President & Assistant General Counsel
                                                     Phone: (212) 323-0254
                                                     Fax: (212) 323-4070
                                                     mlindauer@oppenheimerfunds.com

cc:      Larry Greene, Securities and Exchange Commission
         Mayer, Brown, Rowe & Maw, LLP
         KPMG LLP
         Nancy Vann
         Gloria LaFond